Income Taxes - Schedule of Income Tax Expense Benefit (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Federal current tax expense
State current tax expense					1,472	7,400
Total current tax expense					1,472	7,400
Federal deferred tax expense
State deferred tax expense
Total deferred tax expense
Total tax expense		$ 881	$ 3,471	$ 4,859	$ 1,472	$ 7,400